Offerings	Sep. 26, 2025 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Ordinary shares, nominal value EUR0.05
Amount Registered | shares	7,263,157
Proposed Maximum Offering Price per Unit	47.50
Maximum Aggregate Offering Price	$ 344,999,957.50
Fee Rate	0.01531%
Amount of Registration Fee	$ 52,819.49
Offering Note	(1) Includes 526,316 ordinary shares that are issuable upon the exercise of the pre-funded warrants referenced below and 947,398 ordinary shares that may be purchased by the underwriters pursuant to their option to purchase additional ordinary shares (2) Payment of the registration fee at the time of filing of the registrant's Registration Statement on Form S-3ASR (File No. 333-284168) on January 7, 2025 (the "Registration Statement") was deferred pursuant to Rules 456(b) and 457(r) under the Securities Act of 1933, as amended, and is paid herewith. This "Calculation of Filing Fee" table shall be deemed to update the table in Item 14 of the Registration Statement.
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Pre-funded warrants to purchase ordinary shares
Amount Registered | shares	526,316
Proposed Maximum Offering Price per Unit	47.50
Fee Rate	0.01531%
Amount of Registration Fee	$ 0.00
Offering Note	(3) Represents the sum of the pre-funded warrants sales price of $47.4999 per pre-funded warrant and the exercise price of $0.0001 per share issuable pursuant to the pre-funded warrants. Pursuant to Securities and Exchange Commission staff interpretation, the entire fee is allocated to the ordinary shares underlying the pre-funded warrants.